Consolidated statement of equity - CAD ($) $ in Millions	Total	Equity Attributable to Controlling Interests	Common Shares (Note 23)	Preferred Shares (Note 24)	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2022			$ 28,995	$ 2,499	$ 722	$ 819	$ 955	$ 126
Shares issued:
Exercise of stock options			4
Dividend reinvestment and share purchase plan			1,003
Issuance of stock options, net of exercises					9
Disposition of equity interest, net of transaction costs (Note 29)					(3,537)			9,451
Reclassification of additional paid-in capital deficit to accumulated deficit					2,806	(2,806)
Net income (loss) attributable to controlling interests	$ 2,922					2,922
Common share dividends						(3,839)
Preferred share dividends						(93)
Other comprehensive income (loss) attributable to controlling interests	(1,272)						(379)
Impact of non-controlling interest (Note 29)							(527)
Net income (loss) attributable to non-controlling interests (Note 22)	(146)							146
Other comprehensive income (loss) attributable to non-controlling interests								(366)
Non-controlling interests on acquisition of Texas Wind Farms (Note 29)								222
Distributions declared to non-controlling interests								(124)
Balance at end of year at Dec. 31, 2023	39,008	$ 29,553	30,002	2,499	0	(2,997)	49	9,455
Shares issued:
Exercise of stock options			99
Issuance of stock options, net of exercises					(5)
Disposition of equity interest, net of transaction costs (Note 29)					(41)			461
Reclassification of additional paid-in capital deficit to accumulated deficit					46	(46)
Net income (loss) attributable to controlling interests	4,698					4,698
Common share dividends						(3,842)
Preferred share dividends						(104)
Spinoff of Liquids Pipelines business (Note 4)						(2,950)	(741)
Other comprehensive income (loss) attributable to controlling interests	1,828						946
Impact of non-controlling interest (Note 29)							(21)
Net income (loss) attributable to non-controlling interests (Note 22)	(681)							681
Other comprehensive income (loss) attributable to non-controlling interests								903
Contributions from non-controlling interests								21
Distributions declared to non-controlling interests								(753)
Balance at end of year at Dec. 31, 2024	38,360	27,592	30,101	2,499	0	(5,241)	233	10,768
Shares issued:
Exercise of stock options			117
Redemption of shares				(244)
Issuance of stock options, net of exercises					(7)
Disposition of equity interest, net of transaction costs (Note 29)								(348)
Reclassification of additional paid-in capital deficit to accumulated deficit					7	(7)
Net income (loss) attributable to controlling interests	3,519					3,519
Common share dividends						(3,537)
Preferred share dividends						(117)
Spinoff of Liquids Pipelines business (Note 4)						(542)	542
Other comprehensive income (loss) attributable to controlling interests	(887)						(376)
Impact of non-controlling interest (Note 29)							348
Net income (loss) attributable to non-controlling interests (Note 22)	(575)							575
Other comprehensive income (loss) attributable to non-controlling interests								(511)
Distributions declared to non-controlling interests								(880)
Balance at end of year at Dec. 31, 2025	$ 36,899	$ 27,295	$ 30,218	$ 2,255	$ 0	$ (5,925)	$ 747	$ 9,604